Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Schedule of balances with related parties

	As of
	December 31,
	2018	2019
Dividends receivable from associate (Note 5)	885	450
Due from The Cool Pool Limited	32,397	—
Other receivables	113	123
Total	33,395	573

	As of
	December 31,
	2018	2019
Ship management creditors	268	328
Amounts due to related parties	169	200

Schedule of transactions with related parties

			Statement of
	Company	Details	income account	2017	2018	2019
(a)	Egypt LNG Shipping Ltd.	Vessel management services	Revenues	(752)	(703)	(703)
(b)	Nea Dimitra Property	Office rent and utilities	General and administrative expenses	842	934	411
(b)	Nea Dimitra Property	Office rent	Financial costs/Depreciation	—	—	642
(b)	Nea Dimitra Property	Other office services	General and administrative expenses	1	—	1
(c)	Seres S.A.	Catering services	General and administrative expenses	281	372	361
(c)	Seres S.A.	Consultancy services	General and administrative expenses	68	56	55
(d)	Chartwell Management Inc.	Travel expenses	General and administrative expenses	111	—	284
(e)	Ceres Monaco S.A.M.	Professional services	General and administrative expenses	159	144	144
(e)	Ceres Monaco S.A.M.	Travel expenses	General and administrative expenses	—	—	13
(f)	A.S. Papadimitriou and Partners Law Firm	Professional services	General and administrative expenses	15	4	—
(g)	The Cool Pool Limited	Pool gross revenues	Revenues	(38,046)	(102,253)	(45,253)
(g)	The Cool Pool Limited	Pool gross bunkers	Voyage expenses and commissions	8,475	8,908	7,255
(g)	The Cool Pool Limited	Pool other voyage expenses	Voyage expenses and commissions	647	1,246	831
(g)	The Cool Pool Limited	Adjustment for net pool allocation	Net pool allocation	(7,254)	(17,818)	4,264
(h)	Ceres Shipping Ltd.	Travel expenses	General and administrative expenses	—	38	—
(h)	Ceres Shipping Ltd.	Professional services	General and administrative expenses	—	—	10
(a)

One of the Group’s subsidiaries, GasLog LNG Services Ltd. provides vessel management services to Egypt LNG Shipping Ltd., the LNG vessel owning company, in which another subsidiary, GasLog Shipping Company Ltd., holds a 25% ownership interest.

(b)	Through its subsidiary GasLog LNG Services Ltd., the Group leases office space in Piraeus, Greece, from an entity controlled by Ceres Shipping, Nea Dimitra Ktimatikh Kai Emporikh S.A.
(c)

GasLog LNG Services Ltd. has also entered into an agreement with Seres S.A., an entity controlled by the Livanos family, for the latter to provide catering services to the staff based in the Piraeus office. Amounts paid pursuant to the agreement are generally less than Euro 10 per person per day, but are slightly higher on special occasions. In addition, GasLog LNG Services Ltd. has entered into an agreement with Seres S.A. for the latter to provide human resources, telephone and documentation services for the staff based in Piraeus.

(d)	Chartwell Management Inc. is an entity controlled by the Livanos family which provides travel services to GasLog’s directors and officers.
(e)

GasLog entered into a consulting agreement for the services of an employee of Ceres Monaco S.A.M., an entity controlled by the Livanos family, for consultancy services in connection with the acquisition of GasLog’s shareholding in Gastrade. GasLog agreed to pay a fixed fee for work carried out between May 1, 2016 and December 31, 2017 in the sum of $100 and an ongoing consultancy arrangement fee of $12 per month for a minimum of 12 days per month, terminable upon notice by GasLog.

(f)

A.S. Papadimitriou and Partners Law Firm, an entity controlled by one of our directors, provided legal services in relation to the legal due diligence process of our investment in Gastrade. For the year ended December 31, 2019, no amount was recognized in general and administrative expenses. (December 31, 2018:  $4).

(g)

GasLog recognized gross revenues and total voyage expenses of $45,253 and $8,086, respectively, from the operation of its vessels in the Cool Pool during the year ended December 31, 2019 (December 31, 2018: $102,253 and $10,154, respectively). The aforementioned pool results were adjusted by a net loss of $4,264 (2018: net gain of $17,818) to include the net allocation from the pool in accordance with the profit sharing terms specified in the Pool Agreement.

(h)	Ceres Shipping Ltd., an entity controlled by the Livanos family, requested reimbursement of professional expenses provided during the year.

Schedule of remuneration of directors and key management

	For the year ended
	December 31,
	2017	2018	2019
Remuneration	7,603	7,011	7,536
Short-term benefits	106	136	172
Expense recognized in respect of share-based compensation	1,821	1,992	2,044
Total	9,530	9,139	9,752